Prepaid and other assets	3 Months Ended
Nov. 30, 2021
Prepaid and other assets
7.	Prepaid and other assets

	November 30, 2021	August 31, 2021
Insurance	$110	$54
Listing fees	8	32
Drilling	-	200
Legal retainers and other	32	46
Total Prepaid Expenses	$150	$332